Material accounting policies	12 Months Ended
Sep. 30, 2025
Material accounting policies
Material accounting policies

3.Material accounting policies

(a)	Revenue recognition

Revenue is recognized upon transfer of control of products or services to customers at an amount that reflects the transaction price the Company expects to receive in exchange for the products or services. The Company’s contracts with customers may include the delivery of multiple products and services, which are generally capable of being distinct and accounted for as separate performance obligations. The accounting for a contract or contracts with a customer that contain multiple performance obligations requires us to allocate the contract or contracts transaction price to the identified distinct performance obligations based on the stand-alone selling price of each performance obligation. When the fair value cannot be determined based on when it was sold separately, the Company determines a value that most reasonably reflects the selling price that might be achieved in a stand-alone transaction by using either a market assessment, expected cost plus a margin or a residual approach.

Revenue from contracts with customers is recognized, for each performance obligation, either over a period of time or at a point in time, depending on which method reflects the transfer of control of the goods or services underlying the particular obligation to the customer. Contracts based on task oriented, time and materials are measured based on agreed-upon hourly rates, direct labor hours expended, and material costs incurred and billed and recognized on a monthly basis. For product sales, revenue is recognized when the Company transfers control of the product to the customer. Control of the product transfers when the customer takes delivery of the product.

For performance obligations satisfied over time, the Company recognizes revenue over time using an input method, based on costs incurred to date relative to total estimated costs at completion, to measure progress toward satisfying such performance obligation (for non-recurring engineering services, the input method is based on hours). Under this method, costs that do not contribute to the performance of DEFSEC in transferring control of goods or services to the customer are excluded from the measurement of progress toward satisfying the performance obligation. In certain other situations, the Company might recognize revenue at a point in time, when the criteria to recognize revenue over time are not met. In any event, when the total anticipated costs exceed the total anticipated revenues on a contract, such a loss is recognized in its entirety in the period it becomes known.

The Company may enter into contractual arrangements with a customer to deliver services on one project with respect to more than one performance obligation, such as non-recurring engineering, procurement, and training. When entering into such arrangements, the Company allocates the transaction price by reference to the stand-alone selling price of each performance obligation. Accordingly, when such arrangements exist on the same project, the value of each performance obligation is based on its stand-alone price and recognized according to the respective revenue recognition methods described above. When the fair value cannot be determined based on when it was sold separately, the Company determines a value that most reasonably reflects the selling price that might be achieved in a stand-alone transaction. The Company determines a value that most reasonably reflects the selling price that might be achieved in a stand-alone transaction by using either a market assessment, expected cost plus a margin or a residual approach.

For non-recurring engineering services rendered over a contract period the revenue is recognized using the percentage of completion method; whereas for training services the revenue is recognized after the training is delivered (i.e. point in time).

The Company accounts for a contract modification, which consists of a change in the scope or price (or both) of a contract, as a separate contract when the remaining goods or services to be delivered after the modification are distinct from those delivered prior to the modification and the price of the contract increases by an amount of consideration to a price which reflects DEFSEC’s stand-alone selling price of the additional promised goods or services. When the contract modification is not accounted for as a separate contract, the Company recognize an adjustment to revenue on a cumulative catch-up basis at the date of contract modification.

The timing of revenue recognition often differs from performance payment schedules, resulting in revenue that has been earned but not billed. These amounts are included in unbilled receivables. Amounts billed in accordance with customer contracts, but not yet earned, are recorded and presented as part of contract liabilities.

When a contract includes a significant financing component, the value of such component is excluded from the transaction price and is recognized separately as finance income or expense, as applicable.

(b)Financial instruments

The Company recognizes a financial asset or a financial liability when it becomes a party to the contractual provisions of the instrument.

Trade and other receivables without a significant financing component are initially measured at the transaction price. All other financial assets and financial liabilities are initially recognized at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss (“FVTPL”)) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition. Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial assets

All financial assets are recognized and de-recognized on trade date.

Financial assets are recognized at fair value and subsequently classified and measured at:

a)	Amortized cost.
b)	Fair value through other comprehensive income (“FVOCI”); or
c)	Fair value though profit or loss (“FVTPL”).

The Company determines the classification of the Company’s financial assets on the basis of both the business model for managing the financial assets and the contractual cash flow characteristics of the financial asset. Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets.

A financial asset is measured at amortized cost if it is held within a business model whose objective is to hold assets to collect contractual cash flows, and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest of the principal amount outstanding. Financial assets classified at amortized cost are measured using the effective interest method. At September 30, 2025, the Company classified the following as amortized cost:

●	Cash and cash equivalents
●	Restricted short-term investment
●	Trade and other receivables (excluding sales tax recoverable)
●	Lease deposit (non-current other asset)

All financial assets not classified and measured at amortized cost or FVOCI are measured at FVTPL. At September 30, 2025, the Company did not have financial assets classified as FVOCI or FVTPL.

Expected credit losses

The Company measure a loss allowance based on the lifetime expected credit losses. The Company has applied the simplified method approach to recognize the lifetime expected credit losses that are estimated based on factors such as the Company’s past experience of collecting payments, the number of delayed payments in the portfolio past the average credit period, observable changes in national or local economic conditions that correlate with default on receivables, financial difficulty of the borrower, and it becoming probable that the borrower will enter bankruptcy or financial re-organization.

Financial assets are written off when there is no reasonable expectation of recovery.

Financial liabilities

Financial liabilities are recognized at fair value and subsequently classified and measured at amortized cost or fair value though profit or loss (“FVTPL”).

The Company determines the classification of the Company’s financial liabilities at initial recognition. The Company has classified the following as amortized cost:

●	Accounts payable and accrued liabilities
●	Accrued royalties liability

The warrant liabilities are classified as FVTPL.

Financial liabilities at amortized cost are measured using the effective interest rate method.

De-recognition of financial liabilities

DEFSEC de-recognizes financial liabilities when its obligations are discharged, cancelled or they expire.

(c)Cash and cash equivalents

Cash and cash equivalents include cash investments in interest-bearing accounts and term deposits which can readily be redeemed for cash without penalty or are issued for terms of three months or less from date of acquisition.

(d)Inventories

DEFSEC’s inventories may consist of raw materials, work-in-progress (“WIP”) and finished goods. Inventories are measured at the lower of cost and net realizable value, with cost being determined using the weighted average cost method. The cost of WIP and finished goods includes the cost of raw materials, direct labour, and overhead. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. At each reporting period, management estimates the provision for obsolete and slow-moving inventory which may be reversed in subsequent periods, should the value subsequently be recovered.

(e)Property and equipment

Property and equipment are measured at cost less accumulated depreciation and accumulated impairment losses. Cost comprises the fair value of consideration given to acquire or construct an asset and includes the direct charges associated with bringing the asset to the location and condition necessary for putting it into use along with the future cost of dismantling and removing the asset. These assets are depreciated over their estimated useful lives using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. Depreciation methods, useful lives and residual values are reviewed at each financial year end and adjusted prospectively, if appropriate.

The following table provides a summary of estimated useful lives for property and equipment:

Rate
Computer equipment	3 years
Computer software	3 years
Office furniture and equipment	5 years
Low-rate initial production equipment (“LRIP”)	5 years
R&D equipment	5 years
Sales demo equipment	2 years
Leasehold improvements	Shorter of useful life or remaining term of lease

At the end of each reporting period, the Company reviews the carrying amounts of its property and equipment to determine whether there is any indication of impairment. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. For the purpose of impairment testing, assets that cannot be tested individually are grouped together into the smallest group of assets that generates cash inflows from continuing use that are largely independent of the cash flows of other assets or groups of assets (the “cash-generating unit, or CGU”). If the recoverable amount of an asset is estimated to be less than its carrying amount, the carrying amount of the asset is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss. Where an impairment loss subsequently reverses, the carrying amount of the CGU is increased to the revised estimate of its recoverable amount, so long as the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the CGU in prior years.

Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

(f)Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The lease obligation is measured at the present value of the lease payments that are not paid at the commencement date of the lease, discounted using its incremental borrowing rate at the inception of the lease. The right-of-use asset is initially measured based on the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The assets are depreciated to the earlier of the end of the useful life of the right-of-use asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if is reasonably certain to exercise that option. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Variable lease payments that do not depend on an index or rate are not included in the measurement of the lease liability.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in estimate of the amount expected to be payable under a residual value guarantee, or if the assessment of whether a purchase, extension, or termination option will be exercised. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying value of the right-of-use asset or, is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

The Company has elected to apply the practical expedient not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The lease payments associated with these leases are recognized as an expense on a straight-line basis over the lease term.

(g)Intangible assets

(i)	Research and development (“R&D”) costs

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technical knowledge and understanding, is recognized in profit or loss when incurred.

Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Company has the intention and sufficient resources to complete the development and to use or sell the asset. The expenditure capitalized in respect of development activities includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use, and capitalized borrowing costs. Other development expenditures are recognized in profit or loss when incurred.

(ii)	Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditures, including expenditure on internally generated goodwill and brands, is recognized in profit or loss as incurred.

(iii)	Acquired intangible assets

Acquired intangible assets consist of open customer orders, tradenames, customer relationships, patents, and technology assets acquired either through an asset purchase or a business combination transaction. These intangible assets are recorded at their fair value at the acquisition date.

After initial recognition, intangible assets are measured at cost less any accumulated amortization and impairment losses. Open customer orders are reduced when the Company has delivered under the customer contract, with an offset to accounts receivable (i.e. there is no revenue recognized for acquired open customer orders). Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization begins when the related acquired technology is ready for use. The Company anticipates the estimated useful life for the current technology assets to between five to ten years once ready for use.

Management has estimated the useful lives of tradename and customer relationships of five and ten years, respectively.

(iv)	Amortization

Amortization is a systematic allocation of the amortizable amount of an intangible asset of its useful life. The amortizable amount is the cost of the asset less its estimated residual value. The Company recognizes amortization in profit or loss over the estimated useful lives of the intangible assets from the date they are available for use. Amortization is performed on a straight-line basis.

Internally generated intangible assets are not amortized as long as they are not available for use. The Company reviews the estimated useful life of its assets at least at each financial year-end and whenever there is an indication that the expected pattern of economic benefits has changed.

(v)	Impairment

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Any impairment losses are recognized in the consolidated statements of net loss and comprehensive loss in those expense categories consistent with the function of the impaired asset.

An assessment is made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the Company estimates the asset’s recoverable amount. The recoverable amount is the higher of the fair value less transaction costs and its value in-use. A previously recognized impairment loss is reversed only if there has been a change in the assumptions used to determine the asset’s recoverable amount since the last impairment loss was recognized. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of amortization, had no impairment loss been recognized for the asset in prior years. Such reversal is recognized in the consolidated statements of net loss and comprehensive loss.

(h)Provisions

A provision is recognized if, as a result of a past event, there is a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risk specific to the liability. The accretion of the discount is recognized as a finance cost.

(i)Income taxes

Income tax expense comprises of current income tax expense and deferred income tax expense. Current and deferred income taxes are recognized as an expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction which is recognized in other comprehensive income or directly in shareholder’s equity.

Current income tax

Current tax expense is the amount of income taxes payable (recoverable) in respect of the taxable income (tax loss) for a period. Current liabilities (assets) for the current and prior periods are measured at the amount expected to be paid to (recovered from) the taxation authorities, using the tax rates that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax

Deferred tax assets and liabilities are recognized for the temporary differences between transactions and carrying amounts of assets and liabilities that have been included in the consolidated financial statements and the amounts used for taxation purposes. Deferred income taxes are provided for using the liability method. Under the liability method, deferred income taxes are recognized for all significant temporary differences between the tax and financial statement bases of assets and liabilities and for certain carry-forward items. Deferred income tax assets are recognized only to the extent that it is probable that the deferred income tax assets will be realized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent it is no longer probable that the related tax benefit will be realized.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting period. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of the enactment or substantive enactment. Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority, and the Company intends to settle the Company’s current tax assets and liabilities on a net basis.

Investment tax credits

Investment tax credits relating to scientific research and experimental development expenditures are recorded in the fiscal period the qualifying expenditures are incurred based on management’s interpretation of applicable legislation in the Income Tax Act of Canada. Credits are recorded provided there is reasonable assurance that the tax credit will be realized. Credits claimed are subject to review by the Canada Revenue Agency.

Credits claimed in connection with R&D activities are accounted for using the cost reduction method. Under this method, assistance and credits relating to current expenditures, which are primarily salaries and related benefits, are included in the determination of profit or loss as a reduction of the R&D expenses.

(j)Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are in the normal course of business and have commercial substance.

(k)Share-based compensation

The Company has a Long-Term Incentive Plan (“LTIP”) to grant stock options, restricted share units (“RSUs”), performance stock units (“PSUs”), deferred stock units (“DSUs”), and stock appreciation rights (“SARs”) to directors, employees, and consultants. The Company measures share-based compensation at fair value for all share-based awards granted under the LTIP.

Equity-settled service award

The grant date fair value of equity-settled share-based awards is recognized as an expense on a straight-line basis over the requisite service period, with a corresponding increase in equity, over the vesting period of the awards. For stock options, the grant date fair value is determined using the Black-Scholes option model. For share units, the grant date fair value is based on DEFSEC’s closing stock price. Each tranche of an award is considered a separate award with its own vesting period and grand date fair value. The amount recognized as an expense is adjusted for estimated forfeitures.

Equity-settled performance award

The accounting for equity-settled performance award is the same as above, except compensation expense is subject to periodic adjustment based on the achievement of establishment performance criteria.

(l)Equity

Share capital represents the amount received for shares that have been issued less transaction costs directly attributable to the issuance of common shares net of any related income tax benefits.

Valuation of equity instruments

The Company has adopted a residual method with respect to the measurement of common shares and warrants issued as units. Warrants attached to units are valued based on the fair value of the warrants using the Black Scholes option pricing model and the share price at the time of financing, and the difference between the proceeds raised and the value assigned to the warrants is the residual fair value of the shares. The proceeds from the issue of the units are allocated between share capital and warrants. In situations when the warrants are categorized as FVTPL the value associated with the warrants is presented as a liability. If and when the warrants are exercised, the applicable amounts of warrants or liability are transferred to share capital. Any consideration paid on the exercise of the warrants is credited to share capital.

Broker warrants

The Company uses the fair value method based on the Black-Scholes pricing model to determine the fair value of the warrants issued to brokers and records a debit to share issuance costs with a corresponding credit to warrants. Warrants within equity are included in the warrants outstanding.

(m)Foreign currency

Foreign currency transactions

The financial statements of DEFSEC and its Canadian wholly owned subsidiaries are measured using CAD as the functional currency. Transactions in currencies other than in CAD are translated at the exchange rates prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are translated to the functional currency at the rates prevailing at that date. Exchange differences on monetary items are recognized in profit or loss in the period in which they arise. Non-monetary items carried at fair value that are denominated in foreign currencies are translated to the functional currency at the rates prevailing at the date when the fair value was determined. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the rates at the date of the transaction and are not subsequently retranslated.

Foreign operations

The financial statements of DEFSEC’s U.S. owned subsidiaries are measured using the United States dollar (“USD”) as its functional currency. Assets and liabilities have been translated into USD using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuate significantly during that period, in which cases the exchange rates at the dates of the transactions are used. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in shareholders’ equity.

(n)Earnings (loss) per share

Basic earnings (loss) per share is computed using net earnings (loss) over the weighted average number of common shares outstanding during the period. The Company uses the treasury stock method to compute the dilutive effect of options, warrants, and similar instruments. Under this method, the dilutive effect on earnings per share is calculated presuming the exercise of outstanding options, warrants, and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the period.

However, the calculation of diluted loss per share excludes the effects of various conversions and exercises of options and warrants that would be anti-dilutive.

(o)Change in presentation and comparative figures

During the year ended September 30, 2025, the Company changed the presentation of operating expenses in the statement of profit or loss to break out share-based compensation and depreciation and amortization as separate line items. This change in presentation has been applied retrospectively. Comparative figures for the prior period have been restated to reflect the new presentation. Amounts previously included within General and Administrative, Selling and Marketing, and Research and Development, net have been adjusted to exclude share-based compensation and depreciation and amortization, which are now presented separately. The total operating expenses and profit or loss remain unchanged; only the classification of expenses has been modified. Note 19 has also been updated accordingly to reflect this change.

The following is a reconciliation of the change to the fiscal 2024 results:

	Previously		Revised
	Disclosed	Adjustment	Disclosure
General and administrative	$6,269,257	$(1,432,442)	$4,836,815
Selling and marketing	1,538,882	(13,654)	1,525,228
Research and development, net	2,477,736	(123,576)	2,354,160
Share-based compensation	—	291,761	291,761
Depreciation and amortization	—	1,277,911	1,277,911
Total operating expenses	$10,285,875	$—	$10,285,875

The following is a reconciliation of the change to the fiscal 2023 results:

	Previously		Revised
	Disclosed	Adjustment	Disclosure
General and administrative	$7,244,762	$(1,079,465)	$6,165,297
Selling and marketing	3,024,283	(131,604)	2,892,679
Research and development, net	1,644,565	(114,993)	1,529,572
Share-based compensation	—	373,554	373,554
Depreciation and amortization	—	952,508	952,508
Total operating expenses	$11,913,610	$—	$11,913,610

(p)Changes to standards and interpretations

IFRS 18 Presentation and Disclosure in Financial Statements

The IASB issued IFRS 18 Presentation and Disclosure in Financial Statements on April 9, 2024, to replace IAS 1 Presentation of Financial Statements and is effective for annual periods beginning on or after January 1, 2027. IFRS 18 introduces a defined structure for the presentation of the statement of income, including required totals and subtotals, as well as aggregating and disaggregating principles to categorize financial information. The standard also requires all Management-defined performance measures to be disclosed in the notes to the financial statements. The Company is currently assessing the impact of this new standard.